Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Components of Lease Expense

The components of lease expense for the years ended December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Operating lease cost	129,794	145,136
Operating lease cost for leases with terms less than one year	17,742	13,788
Total lease cost	147,536	158,924

Summary of Lease Terms and Discount Rates

The following table provides a summary of the Group’s lease terms and discount rates for the years ended December 31, 2019, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
Weighted average remaining lease term (years)
Operating leases	2.30	2.55	2.01
Weighted average discount rate
Operating leases	4.76%	4.77%	4.75%

Schedule of Maturity Analysis

The following is a maturity analysis as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
2021	144,693	-
2022	94,007	17,099
2023	63,009	12,667
2024	14,462	1,309
2025	8,528	-
2026 and thereafter	-	-
Less: amount representing interest	(54,234)	(1,939)
Present value of lease liabilities	270,465	29,136
Lease liabilities, current	122,325	16,157
Lease liabilities, non-current	148,140	12,979
Present value of lease liabilities	270,465	29,136

Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow for operating leases	125,389	119,355
Lease liabilities arising from obtaining right-of-use assets:	195,018	223,502
Lease liabilities decrease due to early termination	15,570	350,542
Right of use asset decrease due to early termination	13,448	329,330